Investments Investments (Investments in Tax Credit Partnership - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Carrying value of Tax Credits	$ 1,600	$ 1,600
Losses From Tax Credits	$ 163	$ 152	$ 137